Merger and UPREIT Reorganization (Narratives) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Variable Interest Rate [Member]	Jun. 30, 2011 Wp Carey [Member]	Jun. 30, 2011 Cpa 14 Assets [Member] property	Mar. 31, 2011 Cpa 14 Assets [Member]	Sep. 30, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Cpa 14 Assets [Member]	Jun. 30, 2011 Cpa 14 Assets [Member] Variable Interest Rate [Member]	Jun. 30, 2011 Cpa 14 Assets [Member] Fixed Interest Rate [Member]
Merger and UPREIT Reorganization, and Proforma Financial Information
Cash consideration													$ 444,045,000
Shares received in merger		48,076,723
Long-term line of credit						302,000,000
Increase in net asset value			$ 8.90
Bargain purchase gain on acquisition	1,600,000				1,617,000	28,709,000	0				28,709,000		28,709,000
Non cash advisory fees		34,300,000
Business Acquisition [Line Items]
Total per share consideration										$ 10.50
Special per share cash distribution										$ 1.00
Net asset value				$ 8.80						$ 11.90
Special per share cash distribution, value										90,400,000
Shares issued to Affiliates, Value					11,720,000	137,768,000	11,753,000		121,000,000
Shares Issued To Affiliates, Shares									137,500,000
Number of real estate properties					498					177
Remaining useful life of leases acquired										8.3
Minimum lease payments receivable					576,319,000	611,549,000				149,800,000
Non-recourse debt								38,100,000					460,007,000		421,900,000
Weighted average interest rate														6.80%	6.10%
Merger related cost						13,600,000
Revenue attributable acquired entity												55,600,000
Income from operations attributable to aquired entity												$ 5,300,000